IDX Funds
IDX Risk-Managed Digital Assets Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMESTS - 68.80%
	MONEY MARKET FUNDS - 68.80%
10,018,712	First American Government Obligations Fund, Class X (a) (b)	4.272	$10,018,712

	TOTAL SHORT TERM INVESTMESTS - (Cost $10,018,712)		10,018,712

	TOTAL INVESTMENTS - 68.80% - (Cost $10,018,712)		10,018,712
	OTHER ASSETS IN EXCESS OF LIABILITIES - 31.20%		4,548,959
	NET ASSETS - 100.00%		$14,567,671

(a)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the seven day effective yield at March 31, 2025.

IDX Funds
IDX Risk-Managed Digital Assets Strategy Fund
CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
March 31, 2025

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures - April 2025 (a)	11	4/25/2025	$4,549,050	$-	$(107,672)
CME Solana Futures - April 2025 (a)	1	4/25/2025	62,600	-	(9,565)
TOTAL PURCHASE CONTRACTS				-	(117,236)

TOTAL FUTURES CONTRACTS				$-	$(117,236)

NET UNREALIZED APPRECIATION					$(117,236)

(a)	All or a portion of this investment is a holding of IDX Risk-Managed Digital Assets Strategy Subsidiary.

CME - Chicago Mercantile Exchange

IDX Funds
IDX Adaptive Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Number of Contracts		Cost Basis	Notional Amount	Fair Value
	PURCHASED OPTIONS - 1.14% (a)
	CALL OPTIONS - 0.82%
	Gold Futures
27,461	Expiration Date: July 28, 2025, Exercise Price: $3,240.00	27,461	$1,587,600	$45,400
52,926	Expiration Date: July 28, 2025, Exercise Price: $3,300.00	52,926	3,810,240	85,560

	Silver Futures
41,871	Expiration Date: April 24, 2025, Exercise Price: $33.75	41,871	865,275	36,425
10,002	Expiration Date: June 25, 2025, Exercise Price: $34.50	10,002	174,670	10,460
24,611	Expiration Date: June 25, 2025, Exercise Price: $39.00	24,611	873,350	18,225
29,863	Expiration Date: September 26, 2025, Exercise Price: $40.50	29,863	1,056,570	31,230
	TOTAL PURCHASED CALL OPTIONS - (Cost $186,734)			227,300

	PUT OPTIONS - 0.32%
	Gold Futures
23,561	Expiration Date: July 28, 2025, Exercise Price: $2,810.00	23,561	1,587,600	7,200
55,226	Expiration Date: July 28, 2025, Exercise Price: $2,950.00	55,226	3,810,240	41,040

	Silver Futures
25,111	Expiration Date: June 25, 2025, Exercise Price: $31.00	25,111	873,350	10,475
30,823	Expiration Date: September 26, 2025, Exercise Price: $31.50	30,823	1,056,570	26,160
	TOTAL PURCHASED PUT OPTIONS - (Cost $134,721)			84,875

	TOTAL PURCHASED OPTIONS - (Cost $321,455)			312,175

Principal Amount ($)		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS - 73.46%
	Money Market - 73.46%
20,184,299	First American Government Obligations Fund, Class X (b) (c)	4.272	20,184,299

	TOTAL SHORT TERM INVESTMESTS - (Cost $20,184,299)		20,184,299

	TOTAL INVESTMENTS - 74.60% - (Cost $20,505,754)		20,496,474
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.40% (d)		6,980,641
	NET ASSETS - 100.00%		$27,477,115

(a)	Non-income producing security.
(b)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the seven day effective yield at March 31, 2025.
(d)	Deposits with broker pledged as collateral for derivative contracts.

IDX Funds
IDX Adaptive Opportunities Fund
CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
March 31, 2025

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
Chicago SRW Wheat Futures - May 2025 (a)	37	5/14/2025	$993,450	$-	$(104,473)
Coffee Futures - May 2025 (a)	6	5/19/2025	854,438	-	(88,216)
Copper Futures - May 2025 (a)	4	5/28/2025	503,400	44,642	-
Corn Futures - May 2025 (a)	44	5/14/2025	10,060	-	(997)
Cotton Futures - May 2025 (a)	9	4/21/2025	300,735	-	(8,844)
Crude Oil Futures - December 2025 (a)	4	11/20/2025	269,680	-	(14,844)
Crude Oil Futures - June 2025 (a)	12	5/20/2025	851,400	11,136	-
E-Mini Nasdaq 100 - June 2025 (a)	1	6/20/2025	388,790	-	(363)
E-Mini S&P 500 - June 2025 (a)	7	6/20/2025	1,978,638	25,853	-
Gold Futures - June 2025 (a)	18	6/26/2025	5,670,540	158,565	-
Lean Hog Futures - April 2025 (a)	11	4/16/2025	385,990	-	(20,092)
Live Cattle Futures - April 2025 (a)	8	4/30/2025	664,960	21,149	-
No. 11 Sugar Futures - May 2025 (a)	32	4/30/2025	675,942	-	(36,999)
NY Harbor ULSD Futures - June 2025 (a)	6	5/30/2025	569,293	-	(6,724)
RBOB Gasoline Futures - June 2025 (a)	23	5/30/2025	2,202,963	22,592	-
Silver Futures - May 2025 (a)	5	5/28/2025	865,275	32,964	-
Soybean Futures - May 2025 (a)	26	5/14/2025	13,192	-	(521)
TOTAL PURCHASE CONTRACTS				316,901	(282,073)

TOTAL FUTURES CONTRACTS				$316,901	$(282,073)

NET UNREALIZED APPRECIATION					$34,828

(a)	All or a portion of this investment is a holding of IDX Adaptive Subsidiary.

IDX Funds
IDX Adaptive Opportunities Fund
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS (Unaudited)
March 31, 2025

	Number of Contracts	Current Notional Amount	Fair Value
WRITTEN OPTIONS
Written Call Options
Gold Futures
Expiration Date: July 28, 2025, Exercise Price: $3,005.00 (a)	(4.00)	(1,270,080)	$(86,400)
Expiration Date: July 28, 2025, Exercise Price: $3,105.00 (a)	(8.00)	(2,540,160)	(122,000)

Silver Futures
Expiration Date: April 24, 2025, Exercise Price: $37.50 (b)	(5.00)	(865,275)	(6,125)
Expiration Date: June 25, 2025, Exercise Price: $39.50 (b)	(5.00)	(873,350)	(16,225)
Expiration Date: September 26, 2025, Exercise Price: $35.25 (b)	(4.00)	(704,380)	(49,820)

			(280,570)

Written Put Options
Gold Futures
Expiration Date: July 28, 2025, Exercise Price: $3,005.00 (a)	(4.00)	(1,270,080)	$(19,000)
Expiration Date: July 28, 2025, Exercise Price: $3,105.00 (a)	(8.00)	(2,540,160)	(122,000)

Silver Futures
Expiration Date: June 25, 2025, Exercise Price: $34.50 (b)	(4.00)	(698,680)	(33,220)
Expiration Date: September 26, 2025, Exercise Price: $35.25 (b)	(4.00)	(704,380)	(50,440)
			(224,660)

Total Written Options (Premiums received $457,857)			$(505,230)

(a)	100 shares per contract
(b)	5,000 shares per contract

IDX Risk-Managed Digital Assets Strategy Fund

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$10,018,712	$-	$-	$10,018,712
Total Investments	$10,018,712	$-	$-	$10,018,712

Other Financial Instruments

Futures Contracts
Unrealized appreciation of open futures contracts	$-	$-	$-	$-
Unrealized depreciation of open futures contracts	(117,236)	-	-	(117,236)
Total Futures Contracts	(117,236)	-	-	(117,236)
Total Other Financial Instruments	$(117,236)	$-	$-	$(117,236)

(a)	As of and during the period ended March 31, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All money market funds and future contracts held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedules of Investments.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

IDX Adaptive Opportunities Fund

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Purchased Options (b)	$312,175	$-	$-	$312,175
Short-Term Investments (b)	20,184,299	-	-	20,184,299
Total Investments	$20,496,474	$-	$-	$20,496,474

Other Financial Instruments

Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$316,901	$-	$-	$316,901
Unrealized depreciation of open futures contracts	(282,073)	-	-	(282,073)
Total Futures Contracts	$34,828	$-	$-	$34,828

Written Option Contracts
Written Option Contracts, at Value	$(505,230)	$-	$-	$(505,230)
Total Written Option Contracts	$(505,230)	$-	$-	$(505,230)

Total Other Financial Instruments	$(470,402)	$-	$-	$(470,402)

(a)	As of and during the period ended March 31, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	Exchange traded funds, short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.